Filed pursuant to Rule 497(e)

Registration Nos. 33-36528; 811-6161

ALLIANZ FUNDS

Supplement Dated December 29, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2008

Changes to the Fund’s Exchange Privilege

Effective January 1, 2009, the disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Disclosure Relating to the Reorganization of the Fund

REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS MULTI-STYLE FUND,

A SERIES OF ALLIANZ FUNDS,

INTO THE ALLIANZ GLOBAL INVESTORS SOLUTIONS CORE ALLOCATION FUND,

A SERIES OF ALLIANZ FUNDS MULTI-STRATEGY TRUST

The Board of Trustees of Allianz Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Multi-Style Fund, a series of Allianz Funds (the “Acquired Fund”), would be reorganized on a tax-free basis with and into the Allianz Global Investors Solutions Core Allocation Fund, a shell series of Allianz Funds Multi-Strategy Trust (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2009, although the Reorganization may be delayed.

The Acquiring Fund is a new series of Allianz Funds Multi-Strategy Trust that is being created to acquire the assets and liabilities of the Acquired Fund. The Acquiring Fund will not commence investment operations and will not have any assets or liabilities prior to the Reorganization. The proposed investment strategies, sub-advisory arrangements and portfolio management personnel and fee and expense structure of the Acquiring Fund are different from those of the Acquired Fund. A summary description of the Acquiring Fund’s proposed investment strategies, sub-advisory arrangements and portfolio management personnel and fee and expense structure is included in Appendix A to this Supplement. The Acquiring Fund’s investment strategies, sub-advisory arrangements, portfolio management personnel and fee expense structure may change prior to the Reorganization from that described in Appendix A.

Prior to the Reorganization, the Acquired Fund may change its taxable year. If the Acquired Fund does change its taxable year, it will make any taxable distributions to shareholders that are necessary for it to maintain its qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Other Information

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Appendix A

The Acquiring Fund seeks long-term after-inflation capital appreciation and current income. The Acquiring Fund seeks to achieve its investment objective by investing primarily in certain affiliated mutual funds which are part of the group of investment companies consisting of the Allianz Funds Multi-Strategy Trust, Allianz Funds, Nicholas-Applegate Institutional Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus supplement. Underlying Funds in turn invest in (i) return-generating assets, such as U.S. and global equities, commodities, real estate, high yield securities, emerging market bonds, infrastructure and alternative assets and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities (“TIPS”), short-term U.S. bonds, core (e.g., investment grade) U.S. bonds and sovereign bonds. Under normal circumstances, approximately 65% (within a range of 35% to 75%) of the Acquiring Fund’s assets will be allocated directly or indirectly among return-generating assets and approximately 35% (within a range of 25% to 65%) of the Acquiring Fund’s assets will be allocated directly or indirectly among defensive assets. Over time, however, the characteristics of certain return-generating or defensive assets may change, so the Sub-Adviser will regularly evaluate whether asset classes and corresponding investments should be considered return-generating or defensive.

The Acquiring Fund may also invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (together, “Other Acquired Funds”). The Acquiring Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) or its affiliates.

The Acquiring Fund may also invest a significant portion of its assets directly or indirectly in securities and instruments other than Underlying Funds and Other Acquired Funds, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. Such investments may be used as a complement or adjustment to the Acquiring Fund’s exposure to Underlying Funds and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types. At any time, the Acquiring Fund’s direct or indirect investments may include return-generating securities, such as common stocks and equity-related instruments, giving the Acquiring Fund exposure to companies in a broad range of market capitalization ranges and geographic and industry distributions. The Acquiring Fund’s indirect or direct investments may also include defensive securities, such as government and corporate debt securities and asset-backed securities, as well as convertible securities with a broad range of credit quality ratings and durations. The Acquiring Fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.

Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio, such as the Acquiring Fund, that normally invests primarily (directly and indirectly) in return-generating assets will be higher than the total return of a portfolio that normally invests primarily in defensive assets. However, a portfolio of return-generating assets is generally subject to higher levels of overall risk and price volatility than a portfolio of defensive assets and is considered to be a more aggressive investment. Based on these assumptions, the Acquiring Fund might be more suitable if you have a medium-range time horizon, seek a balance of long-term after-inflation capital appreciation potential and income, and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.

While the Acquiring Fund provides a relatively high level of diversification in comparison to most mutual funds, the Acquiring Fund may not be suitable as a complete investment program. In addition, because multiple Underlying Funds may be managed by the same money manager or have similar investment strategies, the Acquiring Fund’s relative diversification may be somewhat limited. The Acquiring Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Acquiring Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Underlying Fund. Moreover, the fact that the Acquiring Fund or an Underlying Fund may have had good performance in the past is no assurance that the value of the Acquiring Fund’s investments will not decline in the future or appreciate at a slower rate.

Asset Allocation Process

Allianz Global Fund Management, the Acquired Fund’s current investment adviser, serves as the investment manager to the Acquiring Fund. Allianz Global Fund Management intends to retain as sub-adviser Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), an affiliate of Allianz Global Fund Management, to provide a continuous investment program for the Acquiring Fund and select and allocate the Acquiring Fund’s investments among the Underlying Funds, Other Acquired Funds and other investments. AGI Solutions will attempt to diversify the Acquiring Fund’s assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

The Sub-Adviser intends to construct the target asset allocations and makes investment decisions for the Acquiring Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. In making allocation decisions, the Sub-Adviser will follow the three-step asset allocation process described below.

The first step is to divide the Acquiring Fund’s portfolio into two basic categories: return-generating and defensive asset groups (each as described above). Compared to return-generating assets, defensive assets tend to have lower risk of loss with limited possibility for gain and provide more stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss, compared to defensive assets. Under normal circumstances, approximately 65% of the Acquiring Fund’s assets will be directly or indirectly allocated among return-generating assets and approximately 35% will be allocated among defensive assets, although these allocations may vary.

In the second step, AGI Solutions further divides its allocations to return-generating and defensive assets into a number of global asset classes to which the Acquiring Fund seeks to gain economic exposure. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to sub-divide the allocations to the two asset groups into allocations to asset classes and then into more narrow sub-classifications. The resulting allocations make up the strategic allocation used to direct the investment choices for the Acquiring Fund. The Sub-Adviser refers to this process as developing an optimal set of “beta allocations.”

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the strategic asset allocation. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

Whether an Underlying Fund’s investment strategy maps to, or is representative of, an asset class or combination of asset classes included in the beta allocations. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of each Underlying Fund’s risk-return profile.

•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.

•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, AGI Solutions also considers investments in exchange-traded funds (“ETFs”), using the same core considerations as described above to the extent they are applicable. As described above, the Acquiring Fund may also invest directly in derivatives, equities and return-generating-related instruments, fixed-income and other instruments, as well as in Other Acquired Funds (besides ETFs) that AGI Solutions believes will complement the Acquiring Fund’s primary fund-of-funds portfolio, or to adjust the Acquiring Fund’s overall mix of investments.

AGI Solutions analyzes the investment portfolio of the Acquiring Fund on an ongoing basis, generally including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses may precipitate a rebalancing or an adjustment to the Acquiring Fund’s asset allocations, if

AGI Solutions considers such a change to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what AGI Solutions considers major market movements or instability, AGI Solutions may make tactical changes to strategic asset allocations (for example, when risk premiums are judged to vary significantly from long-term values). In these instances, AGI Solutions would seek to overweight the undervalued asset classes and underweight the overvalued asset classes. However, under normal circumstances, the Acquiring Fund is expected to remain within allocation ranges of 35% to 75% for return-generating assets and 25% to 65% for defensive assets.

Principal Risks

Among the principal risks of the Acquiring Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk	• Fixed Income Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk

•     Mortgage-Related and other Asset-Backed Risk

•     Non-U.S. Investment Risk

•     Real Estate Risk

•     REIT and Real Estate-Linked Derivatives Risk

•     Short Selling Risk

•     Smaller Company Risk

•     Variable Distribution Risk

In addition, like the Acquired Fund, the Acquiring Fund is subject to Allocation Risk and Underlying Fund Risk. The Fund is also subject to the risks arising from investments in Other Acquired Funds, which are similar to the risks described in Underlying Fund Risk, and to the risks of investing in other securities and instruments. The risks listed above, as well as Allocation Risk and Underlying Fund Risk, are described in the Prospectus under “Summary of Principal Risks.” Such descriptions are hereby modified to reflect that such risks also apply with respect to the Acquiring Fund’s investments in Other Acquired Funds and in other securities and instruments, as applicable.

Fees and Expenses of the Acquiring Fund

The “Shareholder Fees” (fees paid directly from an investor’s investment) for the Acquired Fund are expected to be the same as for the Acquiring Fund. The Acquiring Fund’s proposed annual fund operating expenses are described below.

Annual Fund Operating Expenses (expenses that are deducted from Acquiring Fund assets)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)(5)	Net Annual Fund Operating Expenses
Class A	0.85%	0.25%	0.21%	0.74%	2.05%	0.73%	1.32%
Class B	0.85%	1.00%	0.21%	0.74%	2.80%	0.73%	2.07%
Class C	0.85%	1.00%	0.21%	0.74%	2.80%	0.73%	2.07%

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the Financial Industry Regulatory Authority (“FINRA”).
(2)	“Other Expenses,” which are based upon estimated amounts for the Acquiring Fund’s fiscal year ending November 30, 2009, reflect, among other things, custody, transfer agency and organizational expenses estimated to be attributable to each class.
(3)	Acquired Fund Fees and Expenses for the Acquiring Fund are based upon an estimated allocation of the Fund’s assets among the Underlying Funds and Other Acquired Funds, and upon the publicly reported total annual fund operating expenses of the Other Acquired Funds and Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds and Other Acquired Funds, as well as the allocation of the Fund’s assets, and may be higher or lower than those shown above.
(4)	The Manager has agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Acquiring Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of Allianz Funds Multi-Strategy Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2010. This waiver does not apply to net assets of the Acquiring Fund not invested in shares of Underlying Funds or Other Acquired Funds (e.g., direct investments in other securities or instruments).
(5)

The Manager has agreed, for the Acquiring Fund’s fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 4 above, the Total

Annual Fund Operating Expenses including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.32%, 2.07% and 2.07% of the Fund’s average net assets attributable to Class A, Class B and Class C shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For purposes of applying the expense limitation, Acquired Fund Fees and Expenses will be re-estimated on a quarterly basis (as described in footnote 3 above) and factored in at those times to the ongoing waiver and reimbursement arrangement to the extent they differ from those stated in the table. The Expense Limitation Agreement will renew for additional one-year periods unless terminated by the Board of Trustees of Allianz Funds Multi-Strategy Trust.

Filed pursuant to Rule 497(e)

Registration Nos. 33-36528; 811-6161

ALLIANZ FUNDS

Supplement Dated December 29, 2008

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2008

Changes to the Fund’s Exchange Privilege

Effective January 1, 2009, the disclosure contained in the subsection captioned “Exchanging Shares” contained in the section entitled “How to Buy and Sell Shares” is revised to indicate that, in addition to the exchangeability of Fund shares for the same Class of shares of any other series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds, shares of one Class of the Fund may also be exchanged directly for shares of another Class of the Fund, as described (and subject to the conditions set forth) in the Trust’s Statement of Additional Information.

Disclosure Relating to the Reorganization of the Fund

REORGANIZATION OF THE ALLIANZ GLOBAL INVESTORS MULTI-STYLE FUND,

A SERIES OF ALLIANZ FUNDS,

INTO THE ALLIANZ GLOBAL INVESTORS SOLUTIONS CORE ALLOCATION FUND

A SERIES OF ALLIANZ FUNDS MULTI-STRATEGY TRUST

The Board of Trustees of Allianz Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the Allianz Global Investors Multi-Style Fund, a series of Allianz Funds (the “Acquired Fund”), would be reorganized on a tax-free basis with and into the Allianz Global Investors Solutions Core Allocation Fund, a shell series of Allianz Funds Multi-Strategy Trust (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be sometime in the first or second quarter of 2009, although the Reorganization may be delayed.

The Acquiring Fund is a new series of Allianz Funds Multi-Strategy Trust that is being created to acquire the assets and liabilities of the Acquired Fund. The Acquiring Fund will not commence investment operations and will not have any assets or liabilities prior to the Reorganization. The proposed investment strategies, sub-advisory arrangements and portfolio management personnel and fee and expense structure of the Acquiring Fund are different from those of the Acquired Fund. A summary description of the Acquiring Fund’s proposed investment strategies, sub-advisory arrangements and portfolio management personnel and fee and expense structure is included in Appendix A to this Supplement. The Acquiring Fund’s investment strategies, sub-advisory arrangements, portfolio management personnel and fee expenses structure may change prior to the Reorganization from that described in Appendix A.

Prior to the Reorganization, the Acquired Fund may change its taxable year. If the Acquired Fund does change its taxable year, it will make any taxable distributions to shareholders that are necessary for it to maintain its qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Other Information

The consummation of the Reorganization is subject to a number of conditions, including the approval of the holders of a majority of the outstanding shares of the Acquired Fund at a duly called shareholder meeting of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Appendix A

The Acquiring Fund’s investment objective is after-inflation capital appreciation and current income. The Acquiring Fund seeks to achieve its investment objective by investing primarily in certain affiliated mutual funds which are part of the group of investment companies consisting of the Allianz Funds Multi-Strategy Trust, Allianz Funds, Nicholas-Applegate Institutional Funds and PIMCO Funds, and which are called “Underlying Funds” in this prospectus supplement. Underlying Funds in turn invest in (i) return-generating assets, such as U.S. and global equities, commodities, real estate, high yield securities, emerging market bonds, infrastructure and alternative assets and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities (“TIPS”), short-term U.S. bonds, core (e.g., investment grade) U.S. bonds and sovereign bonds. Under normal circumstances, approximately 65% (within a range of 35% to 75%) of the Acquiring Fund’s assets will be allocated directly or indirectly among return-generating assets and approximately 35% (within a range of 25% to 65%) of the Acquiring Fund’s assets will be allocated directly or indirectly among defensive assets. Over time, however, the characteristics of certain return-generating or defensive assets may change, so the Sub-Adviser will regularly evaluate whether asset classes and corresponding investments should be considered return-generating or defensive.

The Acquiring Fund may also invest a portion of its assets in affiliated or unaffiliated exchange-traded funds (ETFs) and other mutual funds and pooled vehicles (together, “Other Acquired Funds”). The Acquiring Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) or its affiliates.

The Acquiring Fund may also invest a significant portion of its assets directly or indirectly in securities and instruments other than Underlying Funds and Other Acquired Funds, subject to any limitations imposed by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”) or by other applicable law. Such investments may be used as a complement or adjustment to the Acquiring Fund’s exposure to Underlying Funds and Other Acquired Funds, and therefore may from time to time be focused in a limited number of asset classes or investment types. At any time, the Acquiring Fund’s direct or indirect investments may include return-generating securities, such as common stocks and equity-related instruments, giving the Acquiring Fund exposure to companies in a broad range of market capitalization ranges and geographic and industry distributions. The Acquiring Fund’s indirect or direct investments may also include defensive securities, such as government and corporate debt securities and asset-backed securities, as well as convertible securities with a broad range of credit quality ratings and durations. The Acquiring Fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements.

Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio, such as the Acquiring Fund, that normally invests primarily (directly and indirectly) in return-generating assets will be higher than the total return of a portfolio that normally invests primarily in defensive assets. However, a portfolio of return-generating assets is generally subject to higher levels of overall risk and price volatility than a portfolio of defensive assets and is considered to be a more aggressive investment. Based on these assumptions, the Acquiring Fund might be more suitable if you have a medium-range time horizon, seek a balance of long-term after-inflation capital appreciation potential and income, and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.

While the Acquiring Fund provides a relatively high level of diversification in comparison to most mutual funds, the Acquiring Fund may not be suitable as a complete investment program. In addition, because multiple Underlying Funds may be managed by the same money manager or have similar investment strategies, the Acquiring Fund’s relative diversification may be somewhat limited. The Acquiring Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Acquiring Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Underlying Fund. Moreover, the fact that the Acquiring Fund or an Underlying Fund may have had good performance in the past is no assurance that the value of the Acquiring Fund’s investments will not decline in the future or appreciate at a slower rate.

Asset Allocation Process

Allianz Global Fund Management, the Acquired Fund’s current investment adviser, serves as the investment manager to the Acquiring Fund. Allianz Global Fund Management intends to retain as sub-adviser Allianz Global Investors Solutions LLC (“AGI Solutions” or the “Sub-Adviser”), an affiliate of Allianz Global Fund Management, to provide a continuous investment program for the Acquiring Fund and select and allocate the Acquiring Fund’s investments among the Underlying Funds, Other Acquired Funds and other investments. AGI Solutions will attempt to diversify the Acquiring Fund’s assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

The Sub-Adviser intends to construct the target asset allocations and makes investment decisions for the Acquiring Fund based on a combination of economic models, capital markets research and fundamental research including, in the case of Underlying Funds and Other Acquired Funds, detailed evaluation of the managers of such pooled vehicles. In making allocation decisions, the Sub-Adviser will follow the three-step asset allocation process described below.

The first step is to divide the Acquiring Fund’s portfolio into two basic categories: return-generating and defensive asset groups (each as described above). Compared to return-generating assets, defensive assets tend to have lower risk of loss with limited possibility for gain and provide more stable income, whereas return-generating assets tend to produce higher long-term total return but are subject to higher volatility and risk of loss, compared to defensive assets. Under normal circumstances, approximately 65% of the Acquiring Fund’s assets will be directly or indirectly allocated among return-generating assets and approximately 35% will be allocated among defensive assets, although these allocations may vary.

In the second step, AGI Solutions further divides its allocations to return-generating and defensive assets into a number of global asset classes to which the Acquiring Fund seeks to gain economic exposure. The Sub-Adviser uses historical financial data, expected future long-term returns, volatilities and correlations and proprietary asset allocation modeling tools and information to sub-divide the allocations to the two asset groups into allocations to asset classes and then into more narrow sub-classifications. The resulting allocations make up the strategic allocation used to direct the investment choices for the Acquiring Fund. The Sub-Adviser refers to this process as developing an optimal set of “beta allocations.”

The third step is to assign one or more potential investments to each of the “beta allocations” represented in the strategic asset allocation. The Sub-Adviser attempts to select a portfolio consisting primarily of Underlying Funds using the following core considerations:

•

Whether an Underlying Fund’s investment strategy maps to, or is representative of, an asset class or combination of asset classes included in the beta allocations. For example, an international equity portfolio maps to the international equity beta and a balanced income fund could be mapped to multiple asset classes.

•	The consistency of each Underlying Fund’s risk-return profile.
•	The Sub-Adviser’s assessment of the ability of the manager of the Underlying Fund to outperform the associated benchmark.
•	How the Underlying Fund impacts the expected risk-return of the total portfolio.

In conjunction with its selection of Underlying Funds, AGI Solutions also considers investments in exchange-traded funds (“ETFs”), using the same core considerations as described above to the extent they are applicable. As described above, the Acquiring Fund may also invest directly in derivatives, equities and return-generating-related instruments, fixed-income and other instruments, as well as in Other Acquired Funds (besides ETFs) that AGI Solutions believes will complement the Acquiring Fund’s primary fund-of-funds portfolio, or to adjust the Acquiring Fund’s overall mix of investments.

AGI Solutions analyzes the investment portfolio of the Acquiring Fund on an ongoing basis, generally including a review of such factors as portfolio yield, total portfolio expected volatility, Sharpe ratio and tracking error. These analyses may precipitate a rebalancing or an adjustment to the Acquiring Fund’s asset allocations, if

AGI Solutions considers such a change to be necessary or appropriate. Based on its ongoing monitoring of risk premiums, especially in periods of what AGI Solutions considers major market movements or instability, AGI Solutions may make tactical changes to strategic asset allocations (for example, when risk premiums are judged to vary significantly from long-term values). In these instances, AGI Solutions would seek to overweight the undervalued asset classes and underweight the overvalued asset classes. However, under normal circumstances, the Acquiring Fund is expected to remain within allocation ranges of 35% to 75% for return-generating assets and 25% to 65% for defensive assets.

Principal Risks

Among the principal risks of the Acquiring Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Commodity Risk • Convertible Securities Risk • Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk	• Fixed Income Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk	• Mortgage-Related and other

         Asset-Backed Risk

•       Non-U.S. Investment Risk

•       Real Estate Risk

•       REIT and Real Estate-Linked

         Derivatives Risk

•       Short Selling Risk

•       Smaller Company Risk

•       Variable Distribution Risk

In addition, like the Acquired Fund, the Acquiring Fund is subject to Allocation Risk and Underlying Fund Risk. The Fund is also subject to the risks arising from investments in Other Acquired Funds, which are similar to the risks described in Underlying Fund Risk, and to the risks of investing in other securities and instruments. The risks listed above, as well as Allocation Risk and Underlying Fund Risk, are described in the Prospectus under “Summary of Principal Risks.” Such descriptions are hereby modified to reflect that such risks also apply with respect to the Acquiring Fund’s investments in Other Acquired Funds and in other securities and instruments, as applicable.

Fees and Expenses of the Acquiring Fund

There are expected to be no “Shareholder Fees” (fees paid directly from an investor’s investment) for the Acquiring Fund, as with the Acquired Fund. The Acquiring Fund’s proposed annual fund operating expenses are described below.

Annual Fund Operating Expenses (expenses that are deducted from Acquiring Fund assets)

Share Class	Management Fees	Distribution and/ or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)(4)	Net Annual Fund Operating Expenses
Institutional Class	0.85%	None	0.14%	0.74%	1.73%	0.71%	1.02%

(1)	“Other Expenses,” which are based upon estimated amounts for the Acquiring Fund’s fiscal year ending November 30, 2009, reflect, among other things, custody, transfer agency and organizational expenses estimated to be attributable to Institutional Class shares.
(2)	Acquired Fund Fees and Expenses for the Acquiring Fund are based upon an estimated allocation of the Fund’s assets among the Underlying Funds and Other Acquired Funds, and upon the publicly reported total annual fund operating expenses of the Other Acquired Funds and Institutional Class shares of the Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds and Other Acquired Funds, as well as the allocation of the Fund’s assets, and may be higher or lower than those shown above.
(3)	The Manager has agreed to waive a portion of its Management Fee equal to 0.70% of the average daily net assets of the Acquiring Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of Allianz Funds Multi-Strategy Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2010. This waiver does not apply to net assets of the Acquiring Fund not invested in shares of Underlying Funds or Other Acquired Funds (e.g., direct investments in other securities or instruments).
(4)	The Manager has agreed, for the Acquiring Fund’s fiscal year ending November 30, 2009, to waive its Management Fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 3 above, Total Annual Fund Operating Expenses including payment of organizational expenses, but excluding interest, taxes, extraordinary expenses and certain credits and other expenses, exceed 1.02% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For purposes of applying the expense limitation, Acquired Fund Fees and Expenses will be re-estimated on a quarterly basis (as described in footnote 2 above) and factored in at those times to the ongoing waiver and reimbursement arrangement to the extent they differ from those stated in the table. The Expense Limitation Agreement will renew for additional one-year periods unless terminated by the Board of Trustees of Allianz Funds Multi-Strategy Trust.